Summary of Significant Accounting Policies - Common stock subject to possible redemption (Details) - USD ($)			3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 14, 2024	Jul. 07, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Temporary equity
Remeasurement of Class A common stock subject to possible redemption			$ (165,500)	$ (163,615)	$ (559,907)	$ (731,196)	$ (2,864,208)	$ (2,525,300)	$ (889,022)	$ (6,120,704)	$ (6,707,678)	$ (3,383,823)
Redemption of Class A common stock		$ (197,694,657)
Trust Account withdrawal for tax payments						$ (1,827,729)			(489,119)	(2,287,729)	(2,287,729)
Class A common stock
Temporary equity
Redemption of Class A common stock											(197,694,657)
Class A common stock subject to redemption
Temporary equity
Temporary Equity, Balance at the beginning					$ 44,709,805			$ 237,984,513	44,709,805	$ 237,984,513	237,984,513	234,600,690
Remeasurement of Class A common stock subject to possible redemption									889,022		6,707,678	3,383,823
Share redemptions payable											(197,694,657)
Redemption of Class A common stock	$ (32,214,591)	$ (197,694,657)							(32,214,591)
Trust Account withdrawal for tax payments									(489,119)		(2,287,729)
Temporary Equity, Balance at the ending			$ 12,895,117						$ 12,895,117		$ 44,709,805	$ 237,984,513